Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Intangible Assets [Abstract]
Intangible Assets

5) Intangible Assets

The Company’s intangible assets consist primarily of intellectual property and customer relationship it acquired through various acquisitions. We capitalize certain costs incurred for the platform development when it is determined that it is probable that the platform will be completed and will be used as intended. We amortize our intangible assets that have finite lives using either the straight-line method or based on estimated future cash flows to approximate the pattern in which the economic benefit of the asset will be utilized

Intangible assets consist of the following:

Schedule of intangible assets

	September 30, 2023				December 31, 2022
	Weighted average Remaining Useful life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(In thousands)				(In thousands)
Customer relationships	2.97	$8,667	$4,755	$3,912	$8,667	$3,523	$5,144
Intellectual property	4.39	7,329	3,021	4,308	7,329	2,013	5,316
Product development	0.5	477	477	0	477	367	110
Total intangible assets		$16,473	$8,253	$8,220	$16,473	$5,903	$10,570

Amortization expense for the quarter ended September 30, 2023 and September 30, 2022 were $701 and $857 respectively. This amortization expense relates to capitalized software expenses, intellectual property, and customer lists.

Schedule of intangibles asset useful life

Nature of Intangibles	Useful Life
Customer relationships	5 years
Intellectual property	5 years
Product development	5 years

Estimated annual amortization expense (including amortization expense associated with capitalized software costs) for each of the next four years are as follows:

Schedule of amortization expense

September 30,
2023	$636
2024	2,547
2025	2,547
2026	2,489
Total	$8,220

5) Intangible Assets

The Company’s intangible assets consist primarily of intellectual property and customer relationship it acquired through various acquisitions. We capitalize certain costs incurred for the platform development when it is determined that it is probable that the platform will be completed and will be used as intended. We amortize our intangible assets that have finite lives using either the straight-line method or based on estimated future cash flows to approximate the pattern in which the economic benefit of the asset will be utilized.

Intangible assets consist of the following:

	December 31, 2022				December 31, 2021
	Weighted average Remaining Useful life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(In thousands)				(In thousands)
Customer relationships	2.97	$8,667	$3,523	$5,144	$8,667	$1,790	$6,877
Intellectual property	4.39	7,329	2,013	5,316	4,050	803	3,247
Product development	0.5	477	367	110	477	143	334
Total Intangible Assets		$16,473	$5,903	$10,570	$13,194	$2,736	$10,458

Amortization expense for the year ended December 31, 2022, and 2021 were $3,167 and $1,229 respectively. This relates amortization of internally developed software, intellectual property, and customer relationships.

Nature of Intangibles	Useful Life
Customer relationships	5 years
Intellectual property	5 years
Product development	5 years

Estimated annual amortization expense (including amortization expense associated with capitalized software costs) for each of the next six years are as follows:

December 31,

(In thousands)
2023	$2,108
2024	2,114
2025	2,114
2026	2,114
2027	2,114
2028	6
Total	$10,570